Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Other Accounts Payable [Abstract]
Schedule of other accounts payable
	January 1,	December 31,
	2021	2021	2022
Employees and payroll accruals	$28,562	$27,826	$29,746
Accrued expenses	7,017	8,873	10,239
Government authorities and other	6,198	8,392	6,857
Total	$41,777	$45,091	$46,842